Investments in Affiliated Companies	12 Months Ended
Mar. 31, 2011
Investments in Affiliated Companies
Investments in Affiliated Companies

6.    Investments in affiliated companies:

Philippine Long Distance Telephone Company—

From March 2007 to February 2008, NTT DOCOMO additionally acquired approximately 7% of outstanding common shares of Philippine Long Distance Telephone Company ("PLDT"), a telecommunication operator in the Philippines, for ¥98,943 million in the market. Together with the approximately 13% of PLDT outstanding common shares held before the additional acquisition by NTT DOCOMO, NTT Group held approximately 21% of the total outstanding common shares of PLDT as of March 31, 2008 and obtained the ability to exercise significant influence over PLDT. Accordingly, NTT Group accounted for its investment in PLDT by applying the equity method during the fiscal year ended March 31, 2008.

NTT determined the fair value of tangible, intangible and other assets and liabilities of PLDT with the assistance of an independent third party appraiser in order to recognize and account for NTT Group's share of identifiable intangible assets and embedded goodwill of its investment in equity in PLDT. During the fiscal year ended March 31, 2009, upon the completion of the evaluation, adjustments to reflect the earnings impact of the final allocation of the investment in PLDT were charged to equity in earnings (losses) of affiliated companies. As a result, "Equity in earnings (losses) of affiliated companies" in consolidated statement of income for the fiscal year ended March 31, 2009 decreased by ¥3,991 million and "Investments in affiliated companies" in consolidated balance sheet as of March 31, 2009 decreased by ¥6,754 million.

NTT Group's carrying amount of its investment in PLDT was ¥117,233 million and ¥104,748 million as of March 31, 2010 and 2011, respectively. The aggregate market price of the PLDT shares owned by NTT Group was ¥198,332 million and ¥176,729 million as of March 31, 2010 and 2011, respectively.

Tata Teleservices Limited—

On November 12, 2008, NTT DOCOMO entered into a capital alliance with Tata Teleservices Limited ("TTSL") and Tata Sons Limited, the parent company of TTSL. On March 25, 2009, NTT Group acquired approximately 26% of outstanding common shares of TTSL for ¥252,321 million pursuant to the capital alliance, and accounted for the investment by applying the equity method. NTT Group determined fair value of tangible, intangible and other assets and liabilities of TTSL with the assistance of an independent third party appraiser in order to recognize and account for NTT Group's share of identifiable intangible assets and embedded goodwill of its investment in equity in TTSL. During the fiscal year ended March 31, 2010, upon the completion of the evaluation, adjustments to reflect the earnings impact of the final allocation of the investment in TTSL were charged to equity in earnings (losses) of affiliated companies. As a result, "Equity in earnings (losses) of affiliated companies" in the consolidated statement of income for the fiscal year ended March 31, 2010 decreased by ¥2,788 million and "Investments in affiliated companies" in consolidated balance sheets as of March 31, 2010 decreased by ¥4,710 million.

NTT DOCOMO made additional investments totaling ¥14,424 million in response to a rights offering that TTSL commenced in March and May, 2011. TTSL is expected to use the capital increase to strengthen the quality of the 3G network in India's market. As a result of its participation in the rights offering, NTT Group's interest in TTSL slightly increased to approximately 27%.

Impairment—

NTT Group reviews the business outlook of its affiliates in order to determine if any decline in investment values was other than temporary on a regular basis. As a result of such evaluations, NTT Group recorded an impairment charge for its investment in affiliates totaling ¥8,982 million for the fiscal year ended March 31, 2009. The impairment charges are included with equity in earnings (losses) of affiliated companies in the consolidated statement of income.

NTT's shares of undistributed earnings of its affiliated companies included in its consolidated retained earnings were ¥59,778 million, ¥61,736 million and ¥61,016 million as of March 31, 2009, 2010 and 2011, respectively.

NTT's total investment in its affiliated publicly-held companies was ¥112,859 million as of March 31, 2011 and based on quoted market prices at that date, the related market value was ¥192,237 million.

The total carrying values of NTT's investments in affiliates in the consolidated balance sheets at March 31, 2010 and 2011 were greater by ¥393,202 million and by ¥362,135 million than its aggregate underlying equity in net assets of such affiliates as of the date of the most recent available financial statements of the investees, respectively.